Other current and non-current non-financial assets - Prospecting Conciliation (Details) - Metallic Exploration - Chile - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed Information About Reconciliation Of Economically Feasible Metalic Explorations [Line Items]
Opening balance		$ 59,826	$ 50,844
Additions	$ 0	10,701
Reclassifications from Exploration in execution – Chile	(4,097)	(1,719)
Reclassifications to Exploration in Exploitation-Chile	0	0
Total changes	(4,097)	8,982
Total	$ 55,729	$ 59,826